UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

DIVIDEND STRATEGY FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	405,500	$28,275,515

Household Durables - 0.5%
Leggett & Platt Inc.	407,730	8,497,093

Leisure Equipment & Products - 0.4%
Mattel Inc.	300,800	6,364,928

Media - 2.5%
Comcast Corp., Special Class A Shares	649,770	11,994,754
Reed Elsevier PLC	924,180	8,004,974
Time Warner Inc.	775,000	24,381,500

Total Media		44,381,228

Specialty Retail - 2.2%
Gap Inc.	450,140	8,152,035
Home Depot Inc.	1,040,260	29,657,813

Total Specialty Retail		37,809,848

Textiles, Apparel & Luxury Goods - 0.1%
V.F. Corp.	30,000	2,379,900

TOTAL CONSUMER DISCRETIONARY		127,708,512

CONSUMER STAPLES - 15.3%
Beverages - 2.1%
Coca-Cola Co.	400,000	22,044,000
PepsiCo Inc.	220,000	14,280,200

Total Beverages		36,324,200

Food & Staples Retailing - 3.0%
Safeway Inc.	1,156,790	23,760,467
Wal-Mart Stores Inc.	546,700	27,985,573

Total Food & Staples Retailing		51,746,040

Food Products - 5.3%
General Mills Inc.	612,000	20,930,400
H.J. Heinz Co.	740,000	32,915,200
Kraft Foods Inc., Class A Shares	533,000	15,568,930
Unilever PLC, ADR	829,890	23,759,751

Total Food Products		93,174,281

Household Products - 4.9%
Colgate-Palmolive Co.	200,000	15,796,000
Kimberly-Clark Corp.	325,000	20,839,000
Procter & Gamble Co.	787,720	48,176,955

Total Household Products		84,811,955

TOTAL CONSUMER STAPLES		266,056,476

ENERGY - 10.6%
Energy Equipment & Services - 2.6%
Baker Hughes Inc.	297,150	14,343,431
Diamond Offshore Drilling Inc.	90,000	5,354,100
Halliburton Co.	301,210	9,000,155
Schlumberger Ltd.	280,720	16,747,755

Total Energy Equipment & Services		45,445,441

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	375,969	28,652,597
ConocoPhillips	169,590	9,364,760
Exxon Mobil Corp.	883,779	52,743,931
Southern Union Co.	1,000,000	22,570,000
Spectra Energy Corp.	570,000	11,850,300
Total SA, ADR	275,000	13,923,250

Total Oil, Gas & Consumable Fuels		139,104,838

TOTAL ENERGY		184,550,279

FINANCIALS - 15.4%
Capital Markets - 2.7%
BlackRock Inc.	60,000	9,449,400

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Capital Markets - continued
Charles Schwab Corp.	537,000	$7,942,230
Franklin Resources Inc.	109,190	10,982,330
Morgan Stanley	687,260	18,549,148

Total Capital Markets		46,923,108

Commercial Banks - 0.6%
KeyCorp	1,120,190	9,476,807

Diversified Financial Services - 3.5%
Bank of America Corp.	1,508,320	21,176,813
JPMorgan Chase & Co.	999,187	40,247,252

Total Diversified Financial Services		61,424,065

Insurance - 4.2%
Allied World Assurance Holdings Ltd.	285,940	14,245,531
Chubb Corp.	464,814	24,463,161
Fidelity National Financial Inc., Class A Shares	141,455	2,089,290
Travelers Cos. Inc.	650,000	32,792,500

Total Insurance		73,590,482

Real Estate Investment Trusts (REITs) - 4.4%
Annaly Capital Management Inc.	1,671,410	29,082,534
AvalonBay Communities Inc.	120,130	12,624,462
Boston Properties Inc.	139,130	11,394,747
Chimera Investment Corp.	2,350,000	9,094,500
LaSalle Hotel Properties	177,450	4,209,114
Simon Property Group Inc.	110,940	9,898,067

Total Real Estate Investment Trusts (REITs)		76,303,424

TOTAL FINANCIALS		267,717,886

HEALTH CARE - 9.9%
Health Care Equipment & Supplies - 1.2%
Baxter International Inc.	332,362	14,547,485
Medtronic Inc.	200,000	7,394,000

Total Health Care Equipment & Supplies		21,941,485

Pharmaceuticals - 8.7%
Abbott Laboratories	365,000	17,914,200
Bristol-Myers Squibb Co.	670,000	16,696,400
GlaxoSmithKline PLC, ADR	286,550	10,077,963
Johnson & Johnson	826,797	48,028,638
Merck & Co. Inc.	815,636	28,106,816
Novartis AG, ADR	493,220	24,039,543
Roche Holding AG, ADR	189,540	6,169,527

Total Pharmaceuticals		151,033,087

TOTAL HEALTH CARE		172,974,572

INDUSTRIALS - 14.2%
Aerospace & Defense - 4.4%
Boeing Co.	68,140	4,643,060
Honeywell International Inc.	771,562	33,069,147
Lockheed Martin Corp.	91,000	6,838,650
Northrop Grumman Corp.	281,280	16,494,259
Raytheon Co.	325,000	15,037,750

Total Aerospace & Defense		76,082,866

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	125,000	8,125,000

Commercial Services & Supplies - 1.9%
Waste Management Inc.	985,000	33,440,750

Electrical Equipment - 1.5%
Emerson Electric Co.	539,334	26,718,606

Industrial Conglomerates - 3.7%
3M Co.	160,000	13,686,400
General Electric Co.	850,000	13,702,000
McDermott International Inc.	842,790	19,813,993	*
Tyco International Ltd.	210,000	8,038,800

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Industrial Conglomerates - continued
United Technologies Corp.	145,000	$10,309,500

Total Industrial Conglomerates		65,550,693

Machinery - 2.2%
Deere & Co.	294,420	19,631,926
Dover Corp.	200,950	9,639,571
Parker Hannifin Corp.	145,750	9,053,990

Total Machinery		38,325,487

TOTAL INDUSTRIALS		248,243,402

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson, ADR	1,567,830	17,246,130

IT Services - 2.6%
Automatic Data Processing Inc.	550,000	22,698,500
International Business Machines Corp.	175,000	22,470,000

Total IT Services		45,168,500

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials Inc.	1,618,120	19,093,816
Intel Corp.	925,000	19,055,000
Linear Technology Corp.	725,090	23,115,869
Microchip Technology Inc.	1,012,280	30,823,926
Texas Instruments Inc.	832,280	20,548,993

Total Semiconductors & Semiconductor Equipment		112,637,604

Software - 2.7%
Microsoft Corp.	1,815,155	46,849,151

TOTAL INFORMATION TECHNOLOGY		221,901,385

MATERIALS - 4.0%
Chemicals - 2.2%
Air Products & Chemicals Inc.	100,000	7,258,000
E.I. du Pont de Nemours & Co.	400,000	16,268,000
PPG Industries Inc.	226,240	15,716,892

Total Chemicals		39,242,892

Metals & Mining - 1.5%
BHP Billiton Ltd., ADR	106,940	7,724,276
Nucor Corp.	174,280	6,821,319
United States Steel Corp.	268,680	11,910,585

Total Metals & Mining		26,456,180

Paper & Forest Products - 0.3%
Weyerhaeuser Co.	292,581	4,745,664

TOTAL MATERIALS		70,444,736

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.0%
AT&T Inc.	1,341,730	34,804,476
Verizon Communications Inc.	370,000	10,752,200
Windstream Corp.	635,000	7,239,000

Total Diversified Telecommunication Services		52,795,676

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC, ADR	1,295,368	30,415,241

TOTAL TELECOMMUNICATION SERVICES		83,210,917

UTILITIES - 1.3%
Electric Utilities - 0.9%
American Electric Power Co. Inc.	34,140	1,228,357
Exelon Corp.	104,000	4,350,320
NextEra Energy Inc.	175,000	9,152,500

Total Electric Utilities		14,731,177

Multi-Utilities - 0.4%
PG&E Corp.	158,000	7,015,200

TOTAL UTILITIES		21,746,377

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,435,229,104)		$1,664,554,542

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreements - 4.0%
Interest in $12,197,000 joint tri-party repurchase agreement dated 7/30/10 with Barclays Capital Inc.; Proceeds at maturity - $4,980,087; (Fully collateralized by U.S. government obligations, 3.375% due 11/15/19; Market value - $5,079,610)	0.210%	8/2/10	$4,980,000	$4,980,000
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $64,787,134; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $66,082,436)	0.210%	8/2/10	64,786,000	64,786,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $69,766,000)				69,766,000

TOTAL INVESTMENTS - 99.5% (Cost - $1,504,995,104#)				1,734,320,542
Other Assets in Excess of Liabilities - 0.5%				9,134,258

TOTAL NET ASSETS - 100.0%				$1,743,454,800

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Common stocks†	$1,664,554,542	—	—	$1,664,554,542

Short-term investments†	—	$69,766,000	—	69,766,000

Total investments	$1,664,554,542	$69,766,000	—	$1,734,320,542

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$308,031,484
Gross unrealized depreciation	(78,706,046)

Net unrealized appreciation	$229,325,438

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: September 27, 2010